Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Changes in Intangible Assets

The evolution of the Group’s intangible assets for the years ended December 31, 2018, 2017 and 2016 is as follows:

	Service concession	Exploration rights	Other intangibles	Total
Cost	9,527	2,990	4,260	16,777
Accumulated amortization	5,553	155	3,710	9,418

Balance as of December 31, 2015	3,974	2,835	550	7,359

Cost
Increases	642	75	171	888
Translation effect	2,127	612	936	3,675
Decreases and reclassifications	(547)	(584)	127	(1,004)
Accumulated amortization
Increases	437	—	280	717
Translation effect	1,245	—	848	2,093
Decreases and reclassifications	—	(6)	—	(6)
Cost	11,749	3,093	5,494	20,336
Accumulated amortization	7,235	149	4,838	12,222

Balance as of December 31, 2016	4,514	2,944	656	8,114

Cost
Increases	947	8	198	1,153
Translation effect	2,141	513	953	3,607
Decreases and reclassifications	(13)	(149)	185	23
Accumulated amortization
Increases	615	—	223	838
Translation effect	1,330	—	885	2,215
Decreases and reclassifications	—	(149)	17	(132)
Cost	14,824	3,465	6,830	25,119
Accumulated amortization	9,180	—	5,963	15,143

Balance as of December 31, 2017	5,644	3,465	867	9,976

Cost
Increases	1,303	276	765	2,344
Translation effect	15,544	3,414	6,636	25,594
Adjustment for inflation(1)	—	—	591	591
Decreases and reclassifications	31	(248)	(100)	(317)
Accumulated amortization
Increases	1,190	—	559	1,749
Translation effect	9,740	—	6,243	15,983
Adjustment for inflation(1)	—	—	58	58
Decreases and reclassifications	—	—	(4)	(4)
Cost	31,702	6,907	14,722	53,331
Accumulated amortization	20,110	—	12,819	32,929

Balance as of December 31, 2018	11,592	6,907	1,903	20,402

(1)	Corresponds to adjustment for inflation of opening balances of intangible assets in subsidiaries with the Peso as functional currency which was charged to other comprehensive income.